Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable Net

Accounts receivable, net, consists of the following:

	As of December 31,	As of December 31,
	2023	2024
Accounts receivable, gross	$2,972	$2,870
Less: Allowance for credit losses	(2,953)	(2,870)
Accounts receivable, net	$19	$-

Schedule of Allowance for Doubtful Accounts

Movement of allowance for credit losses is as follows:

	For the years ended December 31,
	2022	2023	2024
Beginning of year	$3,150	$2,890	$2,953
Addition	100	130	—
Reverse	(380)	(249)	(3)
Write off	—	265	—
Exchange rate adjustment	20	(83)	(80)
End of period	$2,890	$2,953	$2,870